Patent Acquisition Costs (Details 1) - Patents [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2017	$ 2,944
2018	2,944
2019	2,944
2020	2,944
2021	2,944
Thereafter	24,645
Patent Acquisition Costs, Net	$ 39,365	$ 52,483